Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Fair Values of Outstanding Derivative Instruments	The fair values of outstanding derivative instruments were as follows:
	September 30, 2025	December 31, 2024
Accrued expenses and other current liabilities	$57	$-